Investment Objectives and Goals - Allspring Ultra Short Municipal ETF - Ultra Short Municipal ETF	Jun. 30, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax, consistent with capital preservation.